PROPERTY AND EQUIPMENT Q - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Depreciation	$ 3.4	$ 8.4	$ 15.6	$ 22.7
Mining equipment
Property, Plant and Equipment [Line Items]
Impairment of mining equipment	$ 38.0		$ 87.3